Annual Total Returns [BarChart] - First Trust RiverFront Dynamic Developed International ETF - First Trust RiverFront Dynamic Developed International ETF	Mar. 01, 2021
Bar Chart Table:
2017	24.93%
2018	(17.60%)
2019	20.07%
2020	9.28%